Total
American Funds Tax-Aware Conservative Growth and Income Portfolio
American Funds Tax-Aware Conservative Growth and Income Portfolio
Investment objective
The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 86 of the prospectus and on page 109 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds Tax-Aware Conservative Growth and Income Portfolio	Class A		Class C	Class T	Class F-1	Class F-2	Class F-3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	2.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Tax-Aware Conservative Growth and Income Portfolio	Class A	Class C	Class T		Class F-1	Class F-2	Class F-3
Management fees	none	none	none		none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.25%		0.25%	none	none
Other expenses	0.04%	0.04%	0.04%	[1]	0.13%	0.12%	0.01%
Acquired (underlying) fund fees and expenses	0.30%	0.30%	0.30%		0.30%	0.30%	0.30%
Total annual fund operating expenses	0.64%	1.34%	0.59%		0.68%	0.42%	0.31%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds Tax-Aware Conservative Growth and Income Portfolio - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
1 year	$ 438	$ 236	$ 309	$ 69	$ 43	$ 32
3 years	572	425	434	218	135	100
5 years	718	734	571	379	235	174
10 years	$ 1,143	$ 1,420	$ 969	$ 847	$ 530	$ 393

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	American Funds Tax-Aware Conservative Growth and Income Portfolio Class C USD ($)
1 year	$ 136
3 years	425
5 years	734
10 years	$ 1,420

Portfolio turnover

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds and Capital Group exchange-traded funds (ETFs) in different combinations and weightings. The underlying funds will typically seek to generate income from their investments and may include growth-and-income, equity-income, balanced and fixed income funds.

Through its investments in the underlying funds, the fund will have significant exposure to dividend-paying stocks. The fund will seek exposure to investments outside the United States, including in emerging markets. The investment adviser believes that exposure to investments outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the fund will seek to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds. Some of these bonds may have credit and liquidity support features, including guarantees and letters of credit. In addition, an underlying bond fund may invest significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects.

The underlying funds in which the fund invests may hold debt securities with a wide range of maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Mixed-Asset Target Allocation Moderate Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 8.90% (quarter ended June 30, 2020)

Lowest -11.36% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2023, was 2.36%.

Average annual total returns For the periods ended December 31, 2022:
Average Annual Returns - American Funds Tax-Aware Conservative Growth and Income Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	(9.95%)	4.47%	6.53%	7.08%	May 18, 2012
Class A	(13.51%)	3.43%	5.86%	6.42%	May 18, 2012
Class C	(11.68%)	3.50%	5.66%	6.24%	May 18, 2012
Class F-1	(10.22%)	4.19%	6.25%	6.80%	May 18, 2012
Class F-3	(9.85%)	4.58%		5.96%	Jan. 27, 2017
After Taxes on Distributions | Class F-2	(10.59%)	3.55%	5.45%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	(4.90%)	3.43%	4.96%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(18.11%)	9.42%	12.56%	12.96%	May 18, 2012
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(16.00%)	0.88%	3.80%	5.30%	May 18, 2012
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(8.53%)	1.25%	2.13%	2.29%	May 18, 2012
Lipper Mixed-Asset Target Allocation Moderate Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(13.73%)	4.09%	5.97%	6.49%	May 18, 2012

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.